Stock-Based Compensation (Details 3)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	7 years
Dividend yield	0.00%	0.00%
Black Scholes Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	97.00%	90.00%
Risk free interest rate	1.69%	1.31%
Warrant term (years)		5 years
Minimum | Black Scholes Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	87.00%
Risk free interest rate	0.45%
Warrant term (years)	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	100.00%	103.00%
Risk free interest rate	1.91%	2.38%
Warrant term (years)		7 years
Maximum | Black Scholes Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	151.00%
Risk free interest rate	2.03%
Warrant term (years)	7 years 6 months